Significant Concentrations of Credit Risk - Additional Information (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Concentration Risk [Line Items]
Concentration of risk description	no concentration with a single obligor exceeded 1% of the Company’s consolidated total assets.	no concentration with a single obligor exceeded 1% of the Company’s consolidated total assets.
Transportation equipment | Assets
Concentration Risk [Line Items]
Concentration risk , percentage	10.00%	11.40%
Consumer - Real Estate Loans | Assets
Concentration Risk [Line Items]
Concentration risk , percentage	14.40%	13.10%
Japan | Geographic Concentration Risk | Assets
Concentration Risk [Line Items]
Credit exposures on a geographic basis	¥ 6,995	¥ 6,363
Concentration risk , percentage	73.00%	72.00%
United States | Geographic Concentration Risk | Assets
Concentration Risk [Line Items]
Credit exposures on a geographic basis	¥ 1,374	¥ 1,075